UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2016

Date of reporting period: May 31, 2016

Item 1.  Reports to Stockholders.

Exchange Traded Concepts TrusT WeatherStorm Forensic Accounting Long-Short ETF

Semi-Annual Report

May 31, 2016
(Unaudited)

WeatherStorm Forensic Accounting Long-Short ETF

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Disclosure of Fund Expenses	16
Supplemental Information	17

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 132.0%
Consumer Discretionary — 18.9%
Bed Bath & Beyond	1,986	$88,873
Best Buy	3,121	100,403
Cablevision Systems, Cl A (A)	2,885	100,052
Carnival PLC	2,011	96,005
Charter Communications, Cl A (A) *	126	27,586
Darden Restaurants	1,429	96,929
Ford Motor	7,487	100,999
Gap	3,248	58,432
General Motors (A)	3,160	98,845
Genuine Parts	967	93,722
Goodyear Tire & Rubber	3,068	85,812
Kohl's	2,014	72,584
Lear	891	105,815
Macy's (A)	2,125	70,571
Mattel	3,028	96,533
News, Cl A (A)	7,634	91,303
Nordstrom	1,668	63,351
Omnicom Group	1,150	95,830
Target	1,142	78,547
Viacom, Cl B (A)	2,231	98,989
Whirlpool	535	93,422
		1,814,603
Consumer Staples — 10.6%
Archer-Daniels-Midland	2,693	115,179
Bunge (A)	1,742	116,836
Coca-Cola European Partners (A)	1,841	71,449
ConAgra Foods	2,169	99,123
Ingredion	924	108,487
Kellogg	464	34,508
Kroger	2,577	92,153
PepsiCo	913	92,369
Tyson Foods, Cl A	1,401	89,356
Wal-Mart Stores	1,438	101,782
Whole Foods Market	3,054	98,797
		1,020,039
Energy — 11.9%
Apache	343	19,599
Baker Hughes	2,233	103,567
ConocoPhillips (A)	2,404	105,271
Devon Energy (A)	3,691	133,208
Halliburton	2,774	117,007
Hess	1,876	112,429
HollyFrontier	2,639	70,620
Marathon Oil	9,386	122,675
Marathon Petroleum	2,633	91,707
National Oilwell Varco	3,112	102,540
Tesoro	1,090	85,107
Valero Energy (A)	1,504	82,269
		1,145,999
Financials — 23.0%
Aflac	1,512	105,023
Allstate	1,466	98,970
Ameriprise Financial	209	21,249
Arthur J Gallagher	2,229	107,728
Capital One Financial (A)	1,336	97,849
Cincinnati Financial	1,502	103,788
E*TRADE Financial *	4,008	111,783
Fifth Third Bancorp	5,732	108,163
Hartford Financial Services Group	2,101	94,902
Host Hotels & Resorts‡,(A)	5,822	89,659
Lincoln National	2,455	112,562
Loews	2,526	102,252
MetLife (A)	2,265	103,171
Morgan Stanley	3,941	107,865
Principal Financial Group (A)	2,510	111,846
Progressive	2,699	89,877
Prudential Financial	1,353	107,225
Regions Financial (A)	9,952	97,828
Synchrony Financial (A) *	3,451	107,671
Unum Group (A)	3,119	115,153
VEREIT ‡,(A)	11,106	106,507
Voya Financial	3,200	105,152
		2,206,223
Health Care — 16.9%
Aetna	870	98,510
AmerisourceBergen, Cl A	1,090	81,728
Amgen	570	90,031
Anthem	706	93,305
Baxter International	2,420	104,447
Cardinal Health (A)	1,214	95,845

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2016 (Unaudited) (Continued)

Description	Shares	Fair Value
Centene (A) *	1,572	$98,014
CR Bard	228	49,941
DaVita HealthCare Partners *	1,363	105,387
Express Scripts Holding (A) *	1,439	108,717
Gilead Sciences	1,066	92,806
HCA Holdings (A) *	1,282	100,022
Hologic *	2,819	97,002
Johnson & Johnson	905	101,984
McKesson (A)	461	84,428
Merck	1,865	104,925
Pfizer	3,307	114,753
		1,621,845
Industrials — 10.7%
Alaska Air Group	1,212	80,477
Boeing	666	84,016
Caterpillar	1,252	90,783
CSX	3,696	97,685
Cummins	872	99,818
Delta Air Lines	2,035	88,441
FedEx (A)	583	96,178
Fluor	1,749	92,312
JetBlue Airways *	4,721	84,647
L-3 Communications Holdings	794	108,945
PACCAR	1,822	101,576
		1,024,878
Information Technology — 21.7%
Amdocs (A)	1,586	91,972
Apple	907	90,573
CA (A)	3,077	99,449
Cisco Systems (A)	3,511	101,994
Citrix Systems *	1,209	102,668
Corning	4,639	96,909
eBay *	4,039	98,794
EMC	3,548	99,167
F5 Networks *	915	100,833
Hewlett Packard Enterprise	5,383	99,424
HP (A)	7,899	105,689
Intel	2,955	93,348
International Business Machines	637	97,932
Juniper Networks (A)	3,465	81,116
Lam Research	300	24,843
Maxim Integrated Products (A)	2,774	105,301
Micron Technology *	9,086	115,574
NetApp (A)	3,560	90,887
Symantec	5,104	88,605
Western Digital	2,271	105,693
Western Union	5,037	97,970
Xerox	9,131	91,036
		2,079,777
Materials — 8.0%
Alcoa	9,718	90,086
Dow Chemical	1,760	90,394
Freeport-McMoRan, Cl B (A)	9,601	106,379
Ingevity *	308	8,975
International Paper	2,308	97,305
Mosaic (A)	3,371	85,050
Newmont Mining	3,679	119,237
Nucor	2,018	97,893
WestRock	1,850	73,278
		768,597
Telecommunication Services — 5.1%
AT&T (A)	2,251	88,126
CenturyLink	3,042	82,499
Sprint (A) *	29,886	113,567
T-Mobile US *	2,630	112,459
Verizon Communications (A)	1,771	90,144
		486,795
Utilities — 5.2%
CenterPoint Energy (A)	4,547	102,444
Edison International	456	32,663
Entergy (A)	1,210	91,863
Exelon (A)	2,689	92,152
FirstEnergy	2,645	86,783
NiSource	4,113	98,136
		504,041
Total Common Stock
(Cost $12,896,930)		12,672,797

RIGHTS — 0.0%
Safeway CVR - Casa Ley (B)	932	946
Safeway CVR - PDC (B)	932	45

Total Rights
(Cost $—)		991

Total Investments — 132.0%
(Cost $12,896,930)		$12,673,788

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2016 (Unaudited) (Continued)

Description	Shares	Fair Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (32.8)%
Consumer Discretionary — (9.2)%
CarMax*	(1,531)	$(82,153)
Chipotle Mexican Grill, Cl A*	(146)	(64,526)
Dollar Tree*	(917)	(83,025)
Hanesbrands	(2,658)	(71,952)
Lennar, Cl A	(1,603)	(73,049)
Netflix*	(733)	(75,184)
Priceline Group*	(57)	(72,067)
Tesla Motors*	(325)	(72,550)
Tractor Supply	(830)	(79,763)
TripAdvisor*	(808)	(54,734)
Ulta Salon Cosmetics & Fragrance*	(391)	(91,107)
Under Armour, Cl A*	(852)	(32,146)
Under Armour, Cl C*	(852)	(29,794)
		(882,050)
Consumer Staples — (0.8)%
Monster Beverage*	(530)	(79,500)

Energy — (3.0)%
Cabot Oil & Gas	(3,255)	(78,022)
Cheniere Energy*	(2,255)	(72,453)
Concho Resources*	(403)	(48,900)
Pioneer Natural Resources	(528)	(84,649)
		(284,024)
Financials — (3.2)%
American Tower, Cl A‡	(747)	(79,018)
Charles Schwab	(2,179)	(66,634)
Extra Space Storage‡	(821)	(76,328)
S&P Global	(761)	(85,087)
		(307,067)
Health Care — (6.0)%
Alexion Pharmaceuticals*	(565)	(85,259)
BioMarin Pharmaceutical*	(939)	(84,181)
Celgene*	(747)	(78,823)
Illumina*	(492)	(71,256)
Incyte*	(1,094)	(92,345)
Regeneron Pharmaceuticals*	(205)	(81,781)
Vertex Pharmaceuticals*	(921)	(85,791)
		(579,436)
Industrials — (3.2)%
Acuity Brands	(344)	(89,110)
Stericycle*	(596)	(58,402)
TransDigm Group*	(337)	(88,813)
Verisk Analytics, Cl A*	(954)	(75,738)
		(312,063)
Information Technology — (4.1)%
Adobe Systems*	(765)	(76,095)
Facebook, Cl A*	(652)	(77,464)
PayPal Holdings*	(1,915)	(72,368)
salesforce.com inc*	(1,040)	(87,058)
Visa, Cl A	(58)	(4,579)
Workday, Cl A*	(1,037)	(78,646)
		(396,210)
Materials — (3.3)%
International Flavors & Fragrances	(651)	(83,979)
Sherwin-Williams	(257)	(74,810)
Southern Copper	(2,711)	(70,622)
Vulcan Materials	(712)	(83,126)
		(312,537)
Total Common Stock
(Proceeds $3,260,388)		(3,152,887)

Total Securities Sold Short — (32.8)%
(Proceeds $3,260,388)		$(3,152,887)

Percentages are based on Net Assets of $9,602,792.

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	All or a portion of this security is held as collateral for securities sold short.

(B)	Expiration date is unavailable.

Cl — Class

CVR — Contingent Value Right

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2016 (Unaudited) (Concluded)

The following is a list of the inputs used as of May 31, 2016 in valuing the Fund’s investments and securities sold short carried at value:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$12,672,797	$—	$—	$12,672,797
Rights	—	—	991	991
Total Investments in Securities	$12,672,797	$—	$991	$12,673,788

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(3,152,887)	$—	$—	$(3,152,887)
Total Securities Sold Short	$(3,152,887)	$—	$—	$(3,152,887)

* A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

May 31, 2016 (Unaudited)

Assets:
Investments at Fair Value	$12,673,788
Cash at Broker	28,474
Dividends Receivable	35,076
Receivable for Investment Securities Sold	26,695
Reclaims Receivable	181
Total Assets	12,764,214

Liabilities:
Securities Sold Short, at Fair Value	3,152,887
Advisory Fees Payable	6,792
Dividends Payable on Securities Sold Short	1,105
Other Accrued Expenses	638
Total Liabilities	3,161,422

Net Assets	$9,602,792

Net Assets Consist of:
Paid-in Capital	$9,807,218
Undistributed Net Investment Income	15,685
Accumulated Net Realized Loss on Investments and Securities Sold Short	(104,470)
Net Unrealized Depreciation on Investments and Securities Sold Short	(115,641)
Net Assets	$9,602,792

Investments, at Cost	$12,896,930
Securities Sold Short, Proceeds	$3,260,388
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$32.01

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Operations

For the period ended May 31, 2016 (Unaudited)

Investment Income:
Dividend Income	$179,588
Interest Income	349
Total Investment Income	179,937

Expenses:
Advisory Fees	41,818
Stock Loan Fees	24,310
Dividend Expense	19,551
Other Fees	303
Total Expenses	85,982

Net Investment Income	93,955

Net Realized Gain (Loss) on:
Investments	(102,614)
Securities Sold Short	113,295
Net Change in Unrealized Appreciation (Depreciation):
Investments	37,089
Securities Sold Short	52,373
Net Realized and Unrealized Gain on Investments and Securities Sold Short	100,143

Net Increase in Net Assets Resulting from Operations	$194,098

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Period Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations:
Net Investment Income	$93,955	$208,206
Net Realized Gain on Investments and Securities Sold Short(1)	10,681	1,443,309
Net Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	89,462	(1,873,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	194,098	(221,934)

Dividends and Distributions to Shareholders:
Investment Income	(120,832)	(206,135)
Total Dividends and Distributions to Shareholders	(120,832)	(206,135)

Capital Share Transactions:
Issued	1,594,459	3,251,199
Redeemed	(3,080,599)	(8,134,656)
Decrease in Net Assets from Capital Share Transactions	(1,486,140)	(4,883,457)

Total Decrease in Net Assets	(1,412,874)	(5,311,526)

Net Assets:
Beginning of Period	11,015,666	16,327,192
End of Period (Includes Undistributed Net Investment Income of $15,685 and $42,562, respectively)	$9,602,792	$11,015,666

Share Transactions:
Issued	50,000	100,000
Redeemed	(100,000)	(250,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(150,000)

(1)	Includes realized gains as a result of in-kind transactions (See Note 4).

Amounts designated as “— “ are $0.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the period ended May 31, 2016 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$194,098
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(8,971,750)
Proceeds from sales of long-term portfolio investments	10,408,976
Payments to cover securities sold short	(2,060,216)
Proceeds from securities sold short	2,148,125
Realized gains from security transactions	(10,681)
Change in unrealized appreciation from security transactions	(89,462)
Increase in receivable for investment securities sold	(26,695)
Decrease in dividends receivable	900
Decrease in payable to custodian	(199,096)
Decrease in payable to advisory fees payable	(928)
Increase in dividends payable on securities sold short	1,105
Increase in other accrued expenses and liabilities	304
Net cash provided by operating activities	1,394,680

Cash Flows from Financing Activities
Proceeds from shares issued	1,594,459
Dividend distributions paid	(120,832)
Payments for shares redeemed	(3,080,599)
Net cash used in financing activities	(1,606,972)

Net Decrease in Cash	(212,292)
Cash — Beginning of Period	240,766
Cash — End of Period	$28,474

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
2016**	$ 31.47	$ 0.29	$ 0.63	$ 0.92	$ (0.38)	$ —	$ (0.38)	$ 32.01	2.95%	$ 9,603	1.74%(2)(5)	1.90%(2)	56%
2015	$ 32.65	$ 0.48	$ (1.18)	$ (0.70)	$ (0.48)	$ —	$ (0.48)	$ 31.47	(2.17)%	$ 11,016	0.99%(4)	1.47%	112%
2014	$ 31.16	$ 0.39	$ 3.76	$ 4.15	$ (0.56)	$ (2.10)	$ (2.66)	$ 32.65	14.45%	$ 16,327	0.85%	1.26%	26%
2013‡	$ 25.00	$ 0.30	$ 5.86	$ 6.16	$ —	$ —	$ —	$ 31.16	24.64%	$ 9,347	0.85%(2)	1.27%(2)	154%

‡	Commenced operations on January 30, 2013.

*	Per share data calculated using average shares method.

**	For the six month period ended May 31, 2016 (unaudited).

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return is for the period indicated and has not been annualized.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)

Dividend expense and stock loan fees, and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(5)

Dividend expense and stock loan fees totaled 0.89% of average net assets for the period ended May 31, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The financial statements herein are those of the WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index (the “Index”), The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the Sub-Adviser to the Fund.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC. Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies included in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the period ended May 31, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the period ended May 31, 2016.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of May 31, 2016:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
WeatherStorm Forensic Accounting Long-Short ETF	50,000	$1,600	$1,600,500	$1,600

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Vident Investment Advisory, LLC or the Sub-Adviser, is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2016, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
WeatherStorm Forensic Accounting Long-Short ETF	$8,971,750	$7,144,653

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended May 31, 2016, in-kind transactions associated with redemptions were:

	Sales	Net Realized Gain
WeatherStorm Forensic Accounting Long-Short ETF	$3,264,323	$134,909

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
WeatherStorm Forensic Accounting Long-Short ETF
2015	$206,135	$206,135
2014	$821,329	$821,329

As of November 30, 2015, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$42,562
Capital Loss Carryforwards	(99,042)
Net Unrealized Depreciation	(221,212)
Total Accumulated Losses	$(277,692)

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

May 31, 2016 (Unaudited) (Concluded)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
WeatherStorm Forensic Accounting Long-Short ETF	$99,042	$—	$99,042

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at May 31, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
WeatherStorm Forensic Accounting Long-Short ETF	$12,896,930	$715,649	$(938,791)	$(223,142)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

7. OTHER

At May 31, 2016, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ Stock Market LLC and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date and the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratios	Expenses Paid During Period(1)
WeatherStorm Forensic Accounting Long-Short ETF
Actual Fund Return	$ 1,000.00	$ 1,029.50	1.74%	$8.83
Hypothetical 5% Return	$ 1,000.00	$ 1,016.30	1.74%	$8.77

(1)

Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

WeatherStorm Forensic Accounting Long-Short ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0400

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 4, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: August 4, 2016